Schedule of acquisition of consolidated statements of operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Revenue	$ 11,259,716	$ 12,736,547	$ 35,370,503	$ 39,901,966
Seamless Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenue					$ 53,255,361	$ 55,500,917
Dynamic Indonesia Holdings Limited [Member] | Seamless Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenue					14,211,091	10,110,839
Loss after tax					$ (836,874)	$ (498,424)